Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and cash equivalents	$ 4,059	$ 1,696
Investments	2,522	111
Accounts receivable, net	17,631	13,181
Inventories	16,450	15,296
Other current assets	4,581	945
Total current assets	45,243	31,229
Long-term investments	15,732	112
Property and equipment, net	11,349	10,292
Goodwill	78,678	38,451
Intangible assets, net	36,524	13,630
Separate accounts assets	3,884	0
Other assets	5,046	1,417
Total assets	196,456	95,131
Liabilities:
Accounts payable	8,925	8,863
Pharmacy claims and discounts payable	12,302	10,355
Health care costs payable	5,210	5
Policyholders’ funds	2,939	0
Accrued expenses	10,711	6,581
Other insurance liabilities	1,937	23
Short-term debt	720	1,276
Current portion of long-term debt	1,265	3,545
Total current liabilities	44,009	30,648
Long-term debt	71,444	22,181
Deferred income taxes	7,677	2,996
Separate accounts liabilities	3,884	0
Other long-term insurance liabilities	8,119	334
Other long-term liabilities	2,780	1,277
Total liabilities	137,913	57,436
Commitments and contingencies (Note 16)
CVS Health shareholders’ equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding	0	0
Common stock, par value $0.01: 3,200 shares authorized; 1,720 shares issued and 1,295 shares outstanding at December 31, 2018 and 1,712 shares issued and 1,014 shares outstanding at December 31, 2017 and capital surplus	45,440	32,096
Treasury stock, at cost: 425 shares at December 31, 2018 and 698 shares at December 31, 2017	(28,228)	(37,796)
Retained earnings	40,911	43,556
Accumulated other comprehensive income (loss)	102	(165)
Total CVS Health shareholders’ equity	58,225	37,691
Noncontrolling interests	318	4
Total shareholders’ equity	58,543	37,695
Total liabilities and shareholders’ equity	$ 196,456	$ 95,131